Earnings (Loss) per Share (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Jun. 28, 2013
Earnings (Loss) per Share [Abstract]
Distribution ratio	0.125		0.125			0.125
Weighted-average shares for basic earnings (loss) per share (in shares)	57.8	57.7	57.7	57.7	57.7
Effect of share options and restricted shares (in shares)	0.6	0	0.1	0	0
Weighted-average shares for diluted earnings (loss) per share (in shares)	58.4	57.7	57.8	57.7	57.7
Antidilutive securities excluded from weighted-average shares (in shares)	0.1		0.5